NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders	$ (82,553)	$ (17,471)	$ (156,124)	$ (59,414)
Less: Deemed dividend to preferred stockholders		(9,484)
Net loss attributable to common stockholders	$ (82,553)	$ (26,955)	$ (165,608)	$ (64,767)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646	9,474,749	10,703,380
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	12,263,160		9,075,646
Net loss per share attributable to common stockholders, basic and diluted	$ (6.73)	$ (2.97)	$ (17.48)	$ (6.05)
Net loss per share attributable to common shareholders, basic (in dollars per share)	(6.73)	$ (2.97)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (6.73)		$ (2.97)